Estimated Annual Amortization Expenses (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Finite-Lived Intangible Assets [Line Items]
2014	$ 5,353	32,405
2015	4,829	29,236
2016	2,631	15,925
2017	632	3,825
2018	498	3,017
Total	$ 13,943	84,408